INCOME TAXES (Schedule of Deferred Tax Assets (Liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carry forwards	$ 5,809	$ 8,267
Research and development	753	3,190
Intangible assets	829
Other temporary differences mainly relating to reserve and allowances	1,937	2,703
Deferred tax assets, before valuation allowance	9,328	14,160
Valuation allowance	4,530	4,739
Total deferred tax assets, net	4,798	9,421
Intangible assets		(10,998)
Property and equipment, net		(2,393)
Total deferred tax liabilities		(13,391)
Long term deferred tax liability		(8,087)
Total deferred tax asset (liability), net	4,798	(3,970)
Foreign Tax Authority [Member]
Deferred tax assets:
Long term deferred tax asset, net	3,262	48
Long term deferred tax liability		(8,087)
Total deferred tax asset (liability), net	3,262	(8,039)
Domestic Tax Authority [Member]
Deferred tax assets:
Long term deferred tax asset, net	1,536	4,069
Long term deferred tax liability
Total deferred tax asset (liability), net	$ 1,536	$ 4,798